Other Receivables- Long Term (Schedule of other receivables long term) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Trade and other non-current receivables [abstract]
Income receivables		$ 180	$ 280
Restricted bank deposits	[1]	184	189
Other Receivables- Long Term		$ 364	$ 469

[1]	Restricted bank deposits which are primarily used as security for the Company’s office leases.